YieldMax Magnificent 7 Fund of Option Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)
EXCHANGE TRADED FUNDS - 98.9%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	3,354,322	$39,044,308
YieldMax AMZN Option Income ETF (a)	3,874,657	44,597,302
YieldMax GOOGL Option Income Strategy ETF (a)	3,270,660	41,700,915
YieldMax META Option Income Strategy ETF (a)	4,260,158	35,700,124
YieldMax MSFT Option Income Strategy ETF (a)	3,881,826	46,970,095
YieldMax NVDA Option Income Strategy ETF (a)	3,347,630	40,372,418
YieldMax TSLA Option Income ETF (a)	1,627,084	34,282,660
		282,667,822

TOTAL EXCHANGE TRADED FUNDS (Cost $417,451,391)		282,667,822

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	3,064,825	3,064,825

TOTAL SHORT-TERM INVESTMENTS (Cost $3,064,825)		3,064,825

TOTAL INVESTMENTS - 100.0% (Cost $420,516,216)		$285,732,647
Liabilities in Excess of Other Assets - 0.0%(c)		(61,671)
TOTAL NET ASSETS - 100.0%		$285,670,976

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	Does not round to 0.1% or (0.1)%, as applicable.

	Value as of			Realized	Appreciation/	Value as of	Dividend
	10/31/2025	Purchases	Sales	Gain (Loss)	(Depreciation)	7/31/2026	Income
YieldMax AAPL Option Income Strategy ETF	$65,662,286	$20,740,376	($38,813,633)	($6,168,969)	($2,375,752)	$39,044,308	$11,837,019
Yieldmax AMZN Option Income Strategy ETF	—	88,167,507	(31,609,249)	(2,575,741)	(9,385,215)	44,597,302	13,856,515
YieldMax GOOGL Option Income Strategy ETF	69,081,259	22,552,469	(44,740,910)	2,808,446	(8,000,349)	41,700,915	16,487,234
YieldMax META Option Income Strategy ETF	58,686,254	29,771,672	(30,223,926)	(8,440,303)	(14,093,573)	35,700,124	15,146,203
YieldMax MSFT Option Income Strategy ETF	65,786,117	25,547,729	(25,638,587)	(3,018,196)	(15,706,968)	46,970,095	12,221,652
YieldMax NVDA Option Income Strategy ETF	69,999,800	19,116,773	(30,823,574)	(7,091,091)	(10,829,490)	40,372,418	17,716,452
YieldMax TSLA Option Income Strategy ETF	66,628,641	30,215,800	(30,296,299)	(7,696,952)	(24,568,530)	34,282,660	20,983,390
Totals	$395,844,357	$236,112,326	($232,146,178)	($32,182,806)	($84,959,877)	$282,667,822	$108,248,465